Finance Receivables -- Modified as TDR - non performing Finance Receivables (Details) (10-Q) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) Account	Sep. 30, 2015 USD ($) Account	Sep. 30, 2016 USD ($) Account	Sep. 30, 2015 USD ($) Account	Dec. 31, 2015 USD ($) Account	Dec. 31, 2014 USD ($) Account	Dec. 31, 2013 USD ($) Account
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 8	$ 2	$ 16	$ 6	$ 13	$ 35	$ 70
Number of TDR accounts | Account	1,093	378	2,191	1,014	1,848	718	1,284
Not qualified for disclosure, due to less than $1 million [Member] | Spring Castle Portfolio [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables		$ 1
Spring Castle Portfolio [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 0	$ 0	$ 0	$ 1
Number of TDR accounts | Account	0	26	19	122
Spring Castle Portfolio [Member] | Not qualified for disclosure, due to less than $1 million [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 0	$ 1	$ 1	$ 0
Real Estate Loan [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 1	$ 1	$ 3	$ 2
Number of TDR accounts | Account	13	9	52	35
TDR net finance receivables - Held for Sale	$ 0	$ 0	$ 1	$ 1
Number of TDR accounts - Held for Sale | Account	4	1	25	14
Real Estate Loan [Member] | Not qualified for disclosure, due to less than $1 million [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 1
Real Estate Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables					$ 1	$ 3
Number of TDR accounts | Account					17	49
Real Estate Loans Held for Sale [Member] | Not qualified for disclosure, due to less than $1 million [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	1	$ 1	$ 0	$ 0
Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 7	$ 1	$ 13	$ 3
Number of TDR accounts | Account	1,080	343	2,120	857